Supplementary Financial Information (Details) (USD $)	3 Months Ended								12 Months Ended
	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2009	Aug. 31, 2008	Aug. 31, 2007
Non-cash transactions [Abstract]
Changes in retiree medical benefit liability									$ 53,000,000	$ 62,000,000	$ 95,000,000
Dividends declared	58,000,000				36,000,000				58,000,000	36,000,000	29,000,000
Accrued liabilities related to purchase of property and equipment										116,000,000	44,000,000
Accounts receivable [Abstract]
Accounts receivable	2,266,000,000				2,598,000,000				2,266,000,000	2,598,000,000
Allowance for doubtful accounts	99,000,000				101,000,000				99,000,000	101,000,000
Net, Total	2,167,000,000				2,497,000,000				2,167,000,000	2,497,000,000
Other non-current assets [Abstract]
Intangible assets, net (see Note 6)	1,286,000,000				1,212,000,000				1,286,000,000	1,212,000,000
Other	211,000,000				377,000,000				211,000,000	377,000,000
Other non-current assets, Total	1,497,000,000				1,589,000,000				1,497,000,000	1,589,000,000
Accrued expenses and other liabilities [Abstract]
Accrued salaries	772,000,000				856,000,000				772,000,000	856,000,000
Taxes other than income taxes	454,000,000				489,000,000				454,000,000	489,000,000
Insurance	268,000,000				230,000,000				268,000,000	230,000,000
Profit sharing	166,000,000				253,000,000				166,000,000	253,000,000
Other	1,359,000,000				1,247,000,000				1,359,000,000	1,247,000,000
Accrued expenses and other liabilities, Total	3,019,000,000				3,075,000,000				3,019,000,000	3,075,000,000
Other non-current liabilities [Abstract]
Postretirement health care benefits	332,000,000				396,000,000				332,000,000	396,000,000
Accrued rent	347,000,000				418,000,000				347,000,000	418,000,000
Insurance	408,000,000				346,000,000				408,000,000	346,000,000
Other	799,000,000				625,000,000				799,000,000	625,000,000
Other non-current liabilities, Total	1,886,000,000				1,785,000,000				1,886,000,000	1,785,000,000
Net Sales	17,073,000,000	17,752,000,000	18,651,000,000	18,157,000,000	17,967,000,000	18,371,000,000	18,502,000,000	17,344,000,000	71,633,000,000	72,184,000,000	67,420,000,000
Gross Profit	4,835,000,000	5,014,000,000	5,389,000,000	5,104,000,000	5,069,000,000	5,154,000,000	5,324,000,000	4,945,000,000	20,342,000,000	20,492,000,000	18,976,000,000
Net Earnings	353,000,000	537,000,000	683,000,000	554,000,000	792,000,000	603,000,000	739,000,000	580,000,000	2,127,000,000	2,714,000,000	2,091,000,000
Per Common Share [Abstract]
Basic (in dollars per share)	$ 0.40	$ 0.63	$ 0.79	$ 0.63	$ 0.88	$ 0.66	$ 0.80	$ 0.62	$ 2.43	$ 2.97	$ 2.13
Diluted (in dollars per share)	$ 0.39	$ 0.62	$ 0.78	$ 0.63	$ 0.87	$ 0.65	$ 0.80	$ 0.62	$ 2.42	$ 2.94	$ 2.12
Cash Dividends Declared Per Common Share (in dollars per share)	$ 0.275	$ 0.225	$ 0.225	$ 0.225	$ 0.225	$ 0.175	$ 0.175	$ 0.175	$ 0.9500	$ 0.7500	$ 0.5875
Gain on sale of business									0	434,000,000	0
Gain on sale of business, after tax					273,000,000
Gain on sale of business, diluted share, after tax (in dollars per share)					$ 0.30
Common stock price for quarter per Consolidated Transaction Reporting System, High	$ 36.08	$ 35.41	$ 34.60	$ 36.27	$ 44.91	$ 44.67	$ 42.91	$ 35.27	$ 36.27	$ 44.91
Common stock price for quarter per Consolidated Transaction Reporting System, Low	$ 28.77	$ 30.28	$ 31.95	$ 30.10	$ 34.11	$ 38.82	$ 35.17	$ 27.17	$ 28.77	$ 27.17
Assumed investment made at August 31, 2007	$ 100								$ 100
Cumulative return on Company's common stock	$ 87.08				$ 83.34				$ 87.08	$ 83.34	$ 62.41	$ 77.29	$ 81.71	$ 100.00
Cumulative return on Standard and Poor 500 Index	$ 95.43				$ 82.69				$ 95.43	$ 82.69	$ 71.19	$ 69.24	$ 87.03	$ 100.00
Cumulative return on Value Line Pharmacy Services Industry Index	$ 107.84				$ 91.51				$ 107.84	$ 91.51	$ 75.17	$ 93.34	$ 91.74	$ 100.00